CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities
Net income (loss) from continuing operations	$ (4,306)	$ 4,878
Net income from discontinued operations, net of tax	4,694	7,071
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,992	2,791
Provision for loan and lease losses	1,175	2,448
Net amortization of investment securities discounts/premiums	7,033	4,794
Stock-based compensation expense	1,040	1,443
Loans originated for sale	(265,021)	(323,926)
Sale of loans originated for resale	205,177	250,052
Gain on sales of loans originated for resale	(7,577)	(10,696)
Gain on sale of fixed assets	(10)	(2)
Gain on sales of investment securities	(273)	(400)
Increase in accrued interest receivable	(275)	(1,954)
Decrease (increase) in other assets	1,612	(3,896)
Increase in discontinued assets held for sale	(19,264)	(24,377)
Decrease in other liabilities	(2,654)	(15,702)
Net cash used in operating activities	(75,657)	(107,476)
Investing activities
Purchase of investment securities available-for-sale	(54,565)	(343,628)
Proceeds from sale of investment securities available-for-sale	58,666	46,507
Proceeds from redemptions and prepayments of securities held-to-maturity	90	38
Proceeds from redemptions and prepayments of securities available-for-sale	106,071	109,559
Net increase in loans	(93,901)	(166,285)
Net decrease in discontinued loans held for sale	255,723	93,525
Proceeds from sale of fixed assets	166	11
Purchases of premises and equipment	(4,127)	(2,768)
Investment in unconsolidated entity	6,409
Net cash provided by (used in) investing activities	274,532	(263,041)
Financing activities
Net decrease in deposits	(305,727)	(391,179)
Net decrease in securities sold under agreements to repurchase	(17,057)	(3,740)
Proceeds from the exercise of options		103
Net cash used in financing activities	(322,784)	(394,816)
Net decrease in cash and cash equivalents	(123,909)	(765,333)
Cash and cash equivalents, beginning of period	1,114,235	1,235,949
Cash and cash equivalents, end of period	990,326	470,615
Supplemental disclosure:
Interest paid	2,309	5,734
Taxes paid	$ 177	$ 2,093